UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street,  Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

2/28

Date of reporting period: 2/28/14

Item 1.  Reports to Stockholders.

AIS Tactical Asset Allocation Portfolio

Class A Shares (Symbol: TAPAX)

Class C Shares (Symbol: TAPCX)

Class I Shares (Symbol: TAPIX)

Annual Report

February 28, 2014

1-855-754-7936

www.aisgroup.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

187 Danbury Road  t: 203.563.1180
info@aisgroup.com
Wilton, CT 06897 f: 203.563.1186  www.aisgroup.com

Dear Fellow Shareholders:

We are pleased to present you with the AIS Tactical Asset Allocation Portfolio (TAAP) Fund Annual Report. TAAP’s twelve month return through the period ending February 28, 2014 was -13.40% (class A share).

The Fund’s performance was down this year due to the portfolio’s over-weight long position in gold and minimal allocation to stocks. During this period, gold continued to correct and stocks advanced. Despite gold’s correction and stocks advance, AIS maintained the fund’s allocation because our research and long-term view maintains that 2011-2013 was an interruption in what may be a multi-decade bull market in gold. Similarly, the stock market may be completing another cyclical advance in a still uncompleted 17-20 year secular bear market.

Gold continues to hold the largest allocation in the TAAP portfolio (80%). AIS believes that 2014 may see a reversal of the past two plus years in which developed country stock markets advanced while emerging country stock markets, commodities, and precious metals corrected. Relative strength in gold since the beginning of 2014 appears to be signaling such a change in character from the past year. The potential for dollar weakness could surprise investors in 2014. Consensus forecasts seem to assume dollar strength due to Federal Reserve tapering and a negative impact on liquidity in the rest of the world. However, the Federal Reserve may continue to reduce its role as the primary buyer of U.S. Treasury debt. A lack of ready buyers may result and thereby lead to a weaker dollar as both domestic and foreign investors may begin to view alternative investments as  more attractive.

The world is not short of liquidity, interest rates are higher now than they were last year, and growth rates are faster in emerging economies. The combination of stronger commodities and a weaker dollar could be a powerful propellant for a resumption of the gold bull market. In summary, our analysis continues to support the conclusion that gold prices have much further to advance before they reach levels that match historical relationships relative to the multi-decade expansion of global financial liabilities.

The equity allocation has been moderately cut back based on our concerns that the U.S. stock market valuation has reached unsustainable levels. Equity holdings continue to emphasize companies that we believe will benefit from economic growth in the world’s developing countries. In particular, energy and energy service companies continue to be emphasized.

Our investment strategy encompasses fundamental macro-economic research, individual company research and technical research with an emphasis on relative performance of asset classes. The primary objective of the TAAP strategy is conservative long-term growth of capital and preservation of purchasing power.

Thank you for being a TAAP fund shareholder. Sincerely,

John Hummel President

AIS Capital Management, LLC  www.aismutualfunds.com

Past performance is no guarantee of future results. Investment return and principal value will vary. Investors’ shares when redeemed may be worth more or less than original cost. Returns do not reflect the deduction of taxes a shareholder would pay on distributions or redemption of fund shares. The Tactical Asset Allocation Portfolio Fund made no distributions during the period under review. The Fund’s prospectus contains more complete information, including fees, expenses and risks involved in investing in newly public companies and should be read carefully before investing. Standard & Poor’s 500 Index (‘S&P 500’) is a basket of 500 stocks considered to be widely held. The index is weighted by market value, and its performance is thought to be representative of the stock market as a whole. 0886-NLD-03/18/2014

AIS Tactical Asset Allocation Portfolio
PORTFOLIO REVIEW (Unaudited)
February 28, 2014

The Fund's performance figures* for the year ending February 28, 2014, compared to its benchmarks:
		Annualized - Since Inception
	One Year	May 1, 2012	June 20, 2012
AIS Tactical Asset Allocation Portfolio - Class A	(13.40)%	(10.28)%	N/A
AIS Tactical Asset Allocation Portfolio - Class A with load **	(18.41)%	(13.14)%	N/A
AIS Tactical Asset Allocation Portfolio - Class C	(14.01)%	N/A	(9.44)%
AIS Tactical Asset Allocation Portfolio - Class I	(13.17)%	(10.10)%	N/A
S&P 500 Total Return Index ***	25.37%	19.15%	23.20%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  For performance information current to the most recent month-end, please call 1-855-754-7936

** Class A with load total retrun is calculated using the maximum sales charge of 5.75%.

*** The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends.  This index is widely used by professional investors as a performance benchmark for large-cap stocks.  You cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment Since Inception through February 28, 2014 +

+ Inception date is May 1, 2012 for Class A and Class I Shares
++ Initial investment has been adjusted for the maximum sales charge of 5.75%.

Top Ten Holdings by Sector		% of Net Assets
Oil & Gas Services		4.6%
Oil & Gas		3.7%
Mining		1.3%
Machinery - Diversified		1.3%
Retail		1.1%
Engineering & Construction		1.1%
Coal		0.8%
Chemicals		0.7%
Iron/Steel		0.3%
Other, Cash & Cash Equivalents		85.1%
		100.0%

Please refer to the Consolidated Portfolio of Investments and the Shareholder Letter in this annual report for a detailed analysis of the Fund's holdings.

AIS Tactical Asset Allocation Portfolio
CONSOLIDATED PORTFOLIO OF INVESTMENTS
February 28, 2014
Shares					Value
	COMMON STOCK - 14.9%
	CHEMICALS - 0.7%
661	Potash Corp. of Saskatchewan, Inc.				$ 22,005

	COAL - 0.8%
1,521	Peabody Energy Corp.				26,709

	ENGINEERING & CONSTRUCTION - 1.1%
1,321	ABB Ltd. - ADR				33,659

	IRON / STEEL - 0.3%
563	Cliffs Natural Resources, Inc.				11,277

	MACHINERY-DIVERSIFIED - 1.3%
515	Wabtec Corp.				40,876

	MINING - 1.3%
1,727	Cameco Corp.				41,897

	OIL & GAS - 3.7%
400	Anadarko Petroleum Corp.				33,664
620	Ensco PLC				32,649
4,291	Parker Drilling Co. *				34,628
686	Ultra Petroleum Corp. *				17,260
					118,201
	OIL & GAS SERVICES - 4.6%
190	Core Laboratories NV				35,729
408	Drill-Quip, Inc. *				43,884
419	Geospace Technologies Corp. *				32,167
469	Oceaneering International, Inc.				33,571
					145,351
	RETAIL - 1.1%
485	Tractor Supply Co.				34,222

	TOTAL COMMON STOCK (Cost - $428,115)				474,197

	SHORT-TERM INVESTMENTS - 62.5%
	MONEY MARKET FUND - 62.5%
1,990,491	Reich & Tang Daily, Inc. Money Market Fund 0.01% (a,b)
	(Cost - $1,990,491)				1,990,491

	TOTAL INVESTMENTS - 77.4% (Cost - $2,418,606) (c)				$ 2,464,688
	OTHER ASSETS LESS LIABILITIES - 22.6%				721,354
	NET ASSETS - 100.0%				$ 3,186,042

ADR - American Depositary Receipt
* Non-Income producing security.
(a) Money market fund; interest rate reflects seven-day effective yield on February 28, 2014.
(b) All or part is held as collateral for futures contracts.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $2,418,732 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized Appreciation:		$ 85,089
			Unrealized Depreciation:		(39,133)
			Net Unrealized Appreciation:		$ 45,956

OPEN FUTURES CONTRACTS
LONG FUTURES CONTRACTS
No. of Contracts	Name	Contract Size	Expiration	Notional Value at February 28, 2014	Unrealized Appreciation
20	Gold 100 OZ Future	100.0	Apr-14	$ 2,643,200	$ 162,800

See accompanying notes to consolidated financial statements.

AIS Tactical Asset Allocation Portfolio
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
February 28, 2014

ASSETS
Investment securities:
At cost	$ 2,418,606
At value	$ 2,464,688
Deposits for Future Contracts	538,822
Unrealized appreciation on futures contracts	162,800
Receivable due from Advisor	26,616
Receivable for Fund shares sold	15,000
Dividends and interest receivable	298
Prepaid expenses and other assets	12,740
TOTAL ASSETS	3,220,964

LIABILITIES
Fees payable to other affiliates	8,926
Distribution (12b-1) fees payable	765
Accrued expenses and other liabilities	25,231
TOTAL LIABILITIES	34,922
NET ASSETS	$ 3,186,042

Composition of Net Assets:
Paid in capital	4,339,620
Accumulated net investment loss	(6,813)
Accumulated net realized loss from investments and futures	(1,355,647)
Net unrealized appreciation of investments and futures	208,882
NET ASSETS	$ 3,186,042

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 1,524,535
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	193,198
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$ 7.89
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (b)	$ 8.37

Class C Shares:
Net Assets	$ 671,132
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	86,196
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$ 7.79

Class I Shares:
Net Assets	$ 990,375
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	125,111
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$ 7.92

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.
(b) On investments of $100,000 or more, the offering price is reduced.

See accompanying notes to consolidated financial statements.

AIS Tactical Asset Allocation Portfolio
CONSOLIDATED STATEMENT OF OPERATIONS
For the Year Ended February 28, 2014

INVESTMENT INCOME
Dividends (Foreign withholding taxes $454)	$ 9,225
Interest	320
TOTAL INVESTMENT INCOME	9,545

EXPENSES
Transfer agent fees	57,589
Advisory fees	42,872
Administrative services fees	38,952
Registration fees	29,808
Legal Fee	28,597
Accounting services fees	24,398
Compliance officer fees	19,979
Audit Fee	18,721
Distribution (12b-1) fees:
Class A	5,337
Class C	9,443
Printing and postage expenses	11,963
Custodian fees	6,096
Trustees fees and expenses	5,001
Insurance expense	110
Other expenses	6,000
TOTAL EXPENSES	304,866

Less: Fees waived and expenses reimbursed by the Advisor	(236,557)

NET EXPENSES	68,309

NET INVESTMENT LOSS	(58,764)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Security transactions	(12,192)
Futures contracts	(1,240,748)
Net Realized Loss	(1,252,940)

Net change in unrealized appreciation (depreciation) on:
Investments	43,646
Futures contracts	474,130
Net Change in Appreciation	517,776

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(735,164)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (793,928)

See accompanying notes to consolidated financial statements.

AIS Tactical Asset Allocation Portfolio
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the		For the
	Year Ended		Period Ended
	February 28, 2014		February 28, 2013 (a)
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$ (58,764)		$ (35,867)
Net realized gain (loss) on investments and futures	(1,252,940)		56,378
Net change in unrealized appreciation (depreciation) on investments and futures	517,776		(308,894)
Net decrease in net assets resulting from operations	(793,928)		(288,383)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains
Class A	(52,286)		(4,351)
Class C	(26,624)		(2,140)
Class I	(32,970)		(5,580)
Total distributions to shareholders	(111,880)		(12,071)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	235,879		2,644,336
Class C	388,385		1,168,289
Class I	53,487		3,010,766
Net asset value of shares issued in reinvestment of distributions:
Class A	51,771		4,316
Class C	26,624		2,140
Class I	32,970		5,356
Redemption fee proceeds:
Class A	0	(b)	-
Class C	0	(b)	-
Class I	0	(b)	-
Payments for shares redeemed:
Class A	(861,961)		(1,246)
Class C	(648,466)		(30)
Class I	(1,580,847)		(139,465)
Net increase (decrease) from shares of beneficial interest transactions	(2,302,158)		6,694,462

NET INCREASE (DECREASE) IN NET ASSETS	(3,207,966)		6,394,008

NET ASSETS
Beginning of Period	6,394,008		-
End of Period *	$ 3,186,042		$ 6,394,008
*Includes accumulated net investment loss of:	$ (6,813)		$ (14,519)

SHARE ACTIVITY
Class A:
Shares Sold	26,314		267,750
Shares Reinvested	7,044		444
Shares Redeemed	(108,229)		(125)
Net increase (decrease) in shares of beneficial interest outstanding	(74,871)		268,069

Class C:
Shares Sold	46,009		119,974
Shares Reinvested	3,667		221
Shares Redeemed	(83,672)		(3)
Net increase (decrease) in shares of beneficial interest outstanding	(33,996)		120,192

Class I:
Shares Sold	6,007		302,191
Shares Reinvested	4,473		550
Shares Redeemed	(173,824)		(14,286)
Net increase (decrease) in shares of beneficial interest outstanding	(163,344)		288,455

(a)	The AIS Tactical Asset Allocation Portfolio commenced operations on May 1, 2012. Class C shares commenced operation on June 20, 2012.
(b) Represents less than $1.00

See accompanying notes to consolidated financial statements.

AIS Tactical Asset Allocation Portfolio
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A				Class C
	Year Ended		Period Ended		Year Ended		Period Ended
	February 28, 2014		February 28, 2013 (1)		February 28, 2014		February 28, 2013 (2)

Net asset value, beginning of period	$ 9.45		$ 10.00		$ 9.40		$ 9.58

Loss from investment operations:
Net investment loss (3)	(0.11)		(0.11)		(0.17)		(0.14)
Net realized and unrealized loss on investments	(1.18)		(0.42)		(1.17)		(0.02)
Total from investment operations	(1.29)		(0.53)		(1.34)		(0.16)

Less distributions from:
Net realized gains	(0.27)		(0.02)		(0.27)		(0.02)
Total distributions	(0.27)		(0.02)		(0.27)		(0.02)

Paid-in-Capital From Redemption Fees	0.00	(4)	-		0.00	(4)	-

Net asset value, end of period	$ 7.89		$ 9.45		$ 7.79		$ 9.40

Total return (5)	(13.40)%		(5.32)%	(6)	(14.01)%		(1.69)%	(6)

Net assets, at end of period (000s)	$ 1,525		$ 2,534		$ 671		$ 1,130

Ratio of gross expenses to average net assets (7,8)	7.06%		9.71%	(9)	7.81%		10.68%	(9)
Ratio of net expenses to average net assets (8)	1.50%		1.50%	(9)	2.25%		2.25%	(9)
Ratio of net investment loss to average net assets (8)	(1.28)%		(1.33)%	(9)	(2.03)%		(2.07)%	(9)

Portfolio Turnover Rate	0%		216%	(6)	0%		216%	(6)

(1)	The Fund's Class A shares commenced operations on May 1, 2012.
(2)	The Fund's Class C Shares commenced operations on June 20, 2012.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4) Represents less than $0.01 per share.
(5)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.
(6) Not annualized.
(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(8)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(9) Annualized for periods less than one full year.

See accompanying notes to consolidated financial statements.

AIS Tactical Asset Allocation Portfolio
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I
	Year Ended		Period Ended
	February 28, 2014		February 28, 2013 (1)
Net asset value, beginning of period	$ 9.46		$ 10.00

Loss from investment operations:
Net investment loss (2)	(0.09)		(0.09)
Net realized and unrealized loss on investments	(1.18)		(0.43)
Total from investment operations	(1.27)		(0.52)

Less distributions from:
Net realized gains	(0.27)		(0.02)
Total distributions	(0.27)		(0.02)

Paid-in-Capital From Redemption Fees	0.00	(3)	-

Net asset value, end of period	$ 7.92		$ 9.46

Total return (4)	(13.17)%		(5.22)%	(5)

Net assets, at end of period (000s)	$ 990		$ 2,729

Ratio of gross expenses to average net assets (6,7)	6.70%		11.23%	(8)
Ratio of net expenses to average net assets (7)	1.25%		1.25%	(8)
Ratio of net investment loss to average net assets (7)	(1.03)%		(1.05)%	(8)

Portfolio Turnover Rate	0%		216%	(5)

(1) The Fund's Class I shares commenced operations on May 1, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.
(5) Not annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(8) Annualized for periods less than one full year.

See accompanying notes to consolidated financial statements.

AIS Tactical Asset Allocation Portfolio

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

February 28, 2014

1.

ORGANIZATION

The AIS Tactical Asset Allocation Portfolio (the “Fund”) is a non-diversified series of Northern Lights Fund Trust II, a Delaware statutory trust (the “Trust”) organized on August 26, 2010 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund’s investment objective is conservative long-term growth of capital and preservation of purchasing power.

The Fund offers Class A, Class C and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class C and Class I shares are offered at net asset value (“NAV”) without an initial sales charge.  All classes are subject to a 1% redemption fee on redemptions made with 30 days of the original purchase.  Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.  The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Financial futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures

AIS Tactical Asset Allocation Portfolio

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2014

contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of February 28, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stock *	$ 474,197	$ -	$ -	$ 474,197
Short-Term Investment	1,990,491	-	-	1,990,491
Derivatives
Futures	162,800	-	-	162,800
Total Assets:	$ 2,627,488	$ -	$ -	$ 2,627,488

* Refer to the Consolidated Portfolio of Investments for industry classification.

The Fund did not hold any Level 3 securities during the year ended.

There were no transfers into or out of Level 1 and Level 2 during the current year ended presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting year.

AIS Tactical Asset Allocation Portfolio

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2014

Consolidation of Subsidiaries - The consolidated financial statements of the Fund include the accounts of AIS Fund Limited (“AIS Ltd.”), a wholly-owned controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. The Fund may invest up to 25% of its total assets in AIS Ltd. which acts as an investment vehicle in order to effect certain investments consistent with Fund’s investment objectives and policies. The subsidiary commenced operations on May 3, 2012 and is incorporated in the Cayman Islands an exempted company with limited liability.

A summary of the Fund’s investment in AIS Ltd. is as follows:

	Inception Date of CFC	CFC Net Assets at February 28, 2014	% of Fund Net Assets at February 28, 2014
AIS Ltd.	5/3/2012	$ 701,622	22.02%

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for 2013 or expected to be taken in the Fund’s 2014 returns. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

For tax purposes, AIS Ltd. is an exempted Cayman investment company and has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, AIS Ltd. is a Controlled Foreign Corporation (“CFC”) and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, AIS Ltd.’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Cash and Cash Equivalents – A significant portion of the assets of the Fund may be invested directly or indirectly in money market instruments, which may include, but are not limited to, U.S. Government agency securities, short-term fixed income securities, overnight and/or fixed term repurchase agreements, money market fund shares, and cash and cash equivalents. To the extent the Fund invests in any debt securities when implementing its cash management strategy, it will only invest in investment-

AIS Tactical Asset Allocation Portfolio

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2014

grade debt instruments with a maturity of 24 months or less. These cash or cash equivalent holdings serve as collateral for the positions the Fund takes and also earn income for the Fund.

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid assets having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the year ended February 28, 2014 the Fund had a net realized loss of $1,240,748 and change in unrealized appreciation of $474,130, as disclosed in the Consolidated Statement of Operations.

The derivative instruments as of February 28, 2014 as disclosed in the Consolidated Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Consolidated Statements of Operations serve as indicators of the volume of derivative activity for the Fund.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS

For the year ended February 28, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, U.S. Government securities and Futures, amounted to $0 and $782,444 respectively.

4. OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

The Fund’s policy is to recognize a net asset or liability equal to the net variation margin for future contracts. During the year ended February 28, 2014, the Fund was not subject to any master netting arrangements.  The following table shows additional information regarding the offsetting of assets and liabilities at February 28, 2014.

Assets:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged		Net Amount
Futures Contracts	$ 162,800	$ -	$ 162,800	$ -	$ 162,800	(1)	$ -
Total	$ 162,800	$ -	$ 162,800	$ -	$ 162,800		$ -

(1) The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

AIS Tactical Asset Allocation Portfolio

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2014

5. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

AIS Capital Management, L.P. serves as the Fund’s Investment Advisor (the “Advisor”). The Advisor has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, calculated and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. For the year ended February 28, 2014 the Advisor earned advisory fees of $42,872.

The Fund's Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least June 30, 2014, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, Acquired Fund Fees and Expenses (AIS-CFC) or extraordinary expenses such as litigation) will not exceed 1.50%, 2.25% and 1.25% of the daily average net assets attributable to each of the Class A, Class C and Class I shares, respectively. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the year ended February 28, 2014, the Fund reimbursed/waived $236,557 in expenses/fees. As of February 28, 2014 the Advisor may recapture $237,985 and $236,557 through February 29, 2016 and February 28, 2017, respectively.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS. The Board of Trustees of the Northern Lights Fund Trust II has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services. During the year ended February 28, 2014, pursuant to the Plan, Class A and Class C shares paid $5,337 and $9,443, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C and Class I shares. The Distributor is an affiliate of GFS. During the year ended February 28, 2014, the Distributor received $12,093 in underwriting commissions for sales of Class A shares, of which $515 was retained by the principal underwriter.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides Principal Executive Officer and a Principal Financial Officer to the Fund.

The Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including the Advisor and affiliates of the Advisor, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

GemCom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Fund.

AIS Tactical Asset Allocation Portfolio

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2014

6. REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs. During the year ended February 28, 2014 the Fund assed a short-term redemption fee of $1 allocated among Class A, Class C, and Class I.

7. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in Reich & Tang Daily, Inc. Money Market Fund. The Fund’s objective is conservative long-term growth of capital and preservation of purchasing power.  The Fund may redeem its investment from the Reich & Tang Daily, Inc. Money Market Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Reich & Tang Daily, Inc. Money Market Fund.  The financial statements of the Reich & Tang Daily, Inc. Money Market Fund, including the portfolio of investments, can be found the funds website, www.reichandtang.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of February 28, 2014 the percentage of the Funds’ net assets invested in the Reich & Tang Daily, Inc. Money Market Fund was 62.5%.

8. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following year was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	February 28, 2014	February 28, 2013
Ordinary Income	$ 111,880	$ 12,071
Long-Term Capital Gain	-	-
Return of Capital	-	-
	$ 111,880	$ 12,071

As of February 28, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other		Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	Late Year	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Losses	(Depreciation)	Earnings/(Deficits)
$ -	$ -	$ -	$ (1,165,818)	$ (33,716)	$ 45,956	$ (1,153,578)

The difference between book basis and tax basis unrealized appreciation, accumulated net investment loss and accumulated net realized loss from security transactions is primarily attributable to adjustments related to the Fund’s wholly-owned and controlled  subsidiary and the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such late year losses of $7,164.

AIS Tactical Asset Allocation Portfolio

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2014

Capital losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $26,552.

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses, resulted in reclassification for the period ended February 28, 2014 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$ (52,684)	$ 66,470	$ (13,786)

9.  SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees

Northern Lights Fund Trust II and

Shareholders of

AIS Tactical Asset Allocation Portfolio Fund

We have audited the accompanying consolidated statement of assets and liabilities of AIS Tactical Asset Allocation Portfolio Fund, a series of Northern Lights Fund Trust II (the “Trust”), including the consolidated portfolio of investments, as of February 28, 2014, and the related consolidated statement of operations for the year then ended, and the consolidated statements of changes in net assets and the consolidated financial highlights for the year then ended and for the period May 1, 2012 (commencement of operations) through February 28, 2013. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2014, by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of AIS Tactical Asset Allocation Portfolio Fund as of February 28, 2014, and the related consolidated statement of operations for the year then ended, and the consolidated statements of changes in net assets and the consolidated financial highlights for the year then ended and for the period May 1, 2012 through February 28, 2013, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

April 28, 2014,

AIS Tactical Asset Allocation Portfolio

EXPENSE EXAMPLES (Unaudited)

February 28, 2014

As a shareholder of the AIS Tactical Asset Allocation Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the AIS Tactical Asset Allocation Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2013 and ending February 28, 2014.

Table 1.  Actual Expenses

Table 1 “Actual Expenses” provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Table 2.  Hypothetical Example for Comparison Purposes

Table 2 below provides information about hypothetical account values and hypothetical expenses based on the AIS Tactical Asset Allocation Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Table 1
	Annualized Expense Ratio	Beginning Account Value *	Ending Account Value	Expenses Paid During Period
Actual
Expenses		9/1/13	2/28/2014	9/1/13 – 2/28/14
Class A	1.50%	$ 1,000.00	$ 969.60	$ 7.33
Class C	2.25%	$ 1,000.00	$ 965.70	$ 10.97
Class I	1.25%	$ 1,000.00	$ 970.90	$ 6.11
Table 2
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Hypothetical
(5% return before expenses)		9/1/13	2/28/2014	9/1/13 – 2/28/14
Class A	1.50%	$ 1,000.00	$ 1,017.36	$ 7.50
Class C	2.25%	$ 1,000.00	$ 1,013.64	$ 11.23
Class I	1.25%	$ 1,000.00	$ 1,018.60	$ 6.26

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of   days in the fiscal year (365).

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE RENEWAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on January 28-29, 2014, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the renewal of an Investment Advisory Agreement between the Trust, on behalf of AIS Tactical Asset Allocation Portfolio (the “Fund”), and AIS Capital Management, LLC (“AIS Capital Management”)(“AIS Advisory Agreement”).

In advance of the Meeting, the Board requested and received materials to assist them in considering the AIS Advisory Agreement.  The materials provided contained information with respect to the factors enumerated below, including the AIS Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the AIS Advisory Agreement and comparative information relating to the advisory fees and other expenses of the Fund.  The materials also included due diligence materials relating to the Adviser (including due diligence questionnaires completed by the Adviser, the Adviser’s Forms ADV, select financial information of the Adviser, bibliographic information regarding the Adviser’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information.  Based on their evaluation of information provided by the Adviser, in conjunction with the Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the AIS Advisory Agreement.

At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

In considering the renewal of the AIS Advisory Agreement with respect to the Fund and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below with respect to the Meeting.  In their deliberations considering the AIS Advisory Agreement, as appropriate, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of the Fund’s particular circumstances.

Nature, Extent and Quality of Services.  The Board reviewed materials provided by AIS Capital Management related to the proposed renewal of the AIS Advisory Agreement, including its ADV, a description of the manner in which investment decisions are made and executed, a review of the professional personnel performing services for AIS Capital Management, including the team of individuals that primarily monitors and executes the investment process.  The Board discussed the extent of the research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. Additionally, the Board received satisfactory responses from the representative of AIS Capital Management with respect to a series of important questions, including: whether AIS Capital Management was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Fund; and whether there are procedures in place to adequately allocate trades among its respective clients.  The Board reviewed the description provided on the practices for monitoring compliance with the Fund’s investment limitations, noting that the CCO would periodically review the portfolio managers’ performance of their duties to ensure compliance under AIS Capital Management’s compliance program. The Board then reviewed the capitalization of AIS Capital Management based on financial information provided by and representations made by AIS Capital Management and concluded that AIS Capital Management was sufficiently well-capitalized, or had the ability to make additional contributions in order to meet its obligations to the Fund.  The Board concluded that AIS Capital Management had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the AIS Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by AIS Capital Management to the Fund were satisfactory.

Performance.  The Board reviewed the performance of the Fund as compared to its peer group, Morningstar category and benchmark for the one year and since inception periods noting that the Fund underperformed its peer group, Morningstar and benchmark categories and the impact on such performance by the Fund’s significant exposure to gold.

Fees and Expenses.  As to the costs of the services to be provided and profits to be realized by AIS Capital Management, the Board discussed the comparison of management fees and total operating expense data and reviewed Fund advisory and overall expenses compared to a peer group comprised of funds constructed by AIS Capital Management with similar investment objectives and strategies and of similar size. The Board reviewed the contractual arrangements for the Fund and noted AIS Capital Management’s commitment to waive or limit its management fee and/or reimburse expenses at least until June 30, 2014, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.50%, 2.25%, 1.25% and 1.50% of the Fund’s average net assets for Class A, Class C, Class I and Class N shares, respectively and found such arrangements to be beneficial to shareholders. The Board concluded that based on AIS Capital Management’s experience, expertise and services to the Fund, the advisory fee charged by AIS Capital Management and expense caps were reasonable.

Profitability.  The Board also considered the level of profits that could be expected to accrue to AIS Capital Management with respect to the Fund based on profitability reports and analyses reviewed by the Board and the selected financial information of AIS Capital Management provided by AIS Capital Management. After review and discussion the Board concluded that based on the services provided by AIS Capital Management and the projected growth of the Fund, the fees were reasonable and that anticipated profits from the Adviser’s relationship with the Fund were not excessive.

Economies of Scale. As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of the Fund, AIS Capital Management’s expectations for growth of the Fund, and concluded that any material economies of scale would not be achieved in the near term.

Conclusion.  The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the AIS Advisory Agreement and the weight to be given to each such factor.  Accordingly, having requested and received such information from AIS Capital Management as the Board believed to be reasonably necessary to evaluate the terms of  the AIS Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to the AIS Advisory Agreement, (a) the terms of the AIS Advisory Agreement are reasonable; (b) the advisory fee  is reasonable; and (c) the AIS Advisory Agreement is in the best interests of the Fund and its shareholders.  In considering the renewal of the AIS Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the renewal of the AIS Advisory Agreement was in the best interests of the Fund and its shareholders as appropriate. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the AIS Advisory Agreement.

AIS Tactical Asset Allocation Portfolio

SUPPLEMENTAL INFORMATION (Unaudited)

February 28, 2014

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day‐to‐day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees
Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Thomas T. Sarkany 1946	Trustee since October 2011	President, TTS Consultants, LLC since 2010 (financial services); Director of Marketing and of Asset Management; Director of Index Licensing, Value Line (from 1994 to 2010).	26	Director, Value Line Funds; Director, Value Line, Inc.; Director, Aquila Distributors, Trustee, Northern Lights ETF Trust, Trustee Arrow Investments Trust
Anthony H. Lewis 1946	Trustee Since May 2011	Chairman and CEO of The Lewis Group USA (executive consulting firm).	26	Director, Chairman of the Compensation Committee, and Member of the Audit Committee of Torotel Inc. (Magnetics, Aerospace and Defense), Trustee, Wildermuth Endowment Strategy Fund
Keith Rhoades 1948	Trustee Since May 2011	Director and then Senior Director, General Ledger/Financial Research, Union Pacific Railroad (from 1988 to 2008). Retired since 2008.	26	NONE
Randal D. Skalla 1962	Trustee since May 2011	President, L5 Enterprises, Inc. since 2001 (financial services company).	26	Orizon Investment Counsel (financial services company) Board Member

AIS Tactical Asset Allocation Portfolio

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

February 28, 2014

Interested Trustees and Officers
Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Brian Nielsen** 1972	Trustee Since May 2011

General Counsel and Secretary (since 2001) of CLS Investments, LLC; General Counsel and Secretary (since 2001) of Orion Advisor Services, LLC; Manager (since 2012), General Counsel and Secretary (since 2003) of NorthStar Financial Services Group, LLC; CEO (since 2012), General Counsel and Secretary (since 2003), Manager (since 2005), President (from 2005 to 2013) of Northern Lights Distributors, LLC; Secretary and Chief Legal Officer (since 2003) of AdvisorOne Funds; Director, Secretary and General Counsel (since 2004) of Constellation Trust Company; Manager (since 2008), General Counsel and Secretary (since 2011), Assistant Secretary (from 2004 to 2011) of Northern Lights Compliance Services, LLC; Trustee (since 2011) of Northern Lights Fund Trust II; General Counsel and Secretary (since 2011) and Assistant Secretary (from 2004 to 2011) of Gemcom, LLC; General Counsel and Secretary (since 2012) and Assistant Secretary (from 2003 to 2012) of Gemini Fund Services, LLC; Manager (since 2012) of Arbor Point Advisors, LLC; General Counsel and Secretary (since 2013) of Gemini Hedge Fund Services, LLC; General Counsel and Secretary (since 2013) of Gemini Alternative Funds, LLC; Assistant Secretary (from 2011 to 2013) of Northern Lights Fund Trust; and Assistant Secretary (from 2011 to 2013) of Northern Lights Variable Trust.

			26	NONE
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 1969	President Since January 2013	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, Gemcom, LLC ( 2004 -2012).	N/A	N/A
James P. Ash 80 Arkay Drive. Hauppauge, NY 11788 1976	Secretary Since May 2011

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A

AIS Tactical Asset Allocation Portfolio

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

February 28, 2014

Interested Trustees and Officers
Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Emile R. Molineaux 80 Arkay Drive Hauppauge, NY 11788 1962	Chief Compliance Officer and Anti-Money Laundering Officer Since May 2011

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC (2003 -  2011); CCO of Various clients of Northern Lights Compliance Services, LLC, (Secretary 2003-2011 and Senior Compliance Officer since 2011).

			N/A	N/A
Erik Naviloff 80 Arkay Drive Hauppauge, NY 11788 1968	Treasurer, Since January 2013	Vice President of Gemini Fund Services, LLC (since 2012); Assistant Vice President, Gemini Fund Services, (2007 - 2012); Senior Accounting Manager, Fixed Income, Dreyfus Corporation (2002 to 2007).	N/A	N/A

* The term of office for each Trustee and Officer listed above will continue indefinitely.

** Brian Nielsen is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, and Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor), Northern Lights Compliance Services, LLC (the Fund’s Compliance provider) and Gemcom, LLC (the Fund’s Edgar and printing service provider).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-754-7936.

Privacy Policy

Rev. January 2014
FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 1-402-493-4603

Page 2

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

•

CLS Investments, LLC

•

NorthStar Financial Services Group, LLC

•

Gemcom, LLC

•

Gemini Fund Services, LLC

•

Gemini Alternative Funds, LLC

•

Gemini Hedge Fund Services, LLC

•

Northern Lights Compliance Services, LLC

•

Northern Lights Distributors, LLC

•

Orion Advisor Services, LLC

•

Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how each Fund’s voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-754-7936 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-754-7936.

INVESTMENT ADVISOR

AIS Capital Management, L.P.

187 Danbury Road, Suite 201

Wilton, Connecticut 06897

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Dr, Suite 110.

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Keith Rhoades is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Rhoades is independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2014 - $12,500

(b)

Audit-Related Fees

2014 – None

(c)

Tax Fees

2014 – $2,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2014 – None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2014

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2014 – $2,500

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date 5/6/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Kevin E. Wolf

        Kevin E. Wolf, President

Date 5/6/14

By (Signature and Title)

/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date 5/6/14